Acquisitions Additional (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2013
Acquisitions Additional Details Narrative
Proceeds Stock received during Acquisition	$ 650,000
Down payment received	100,000
Promissory note for sale of stock	550,000
Warrants issued	1,000,000
Exercise price	$ 0.015
Broker fees	$ 65,000